Putnam Investments
100 Federal Street
Boston, MA 02110
January 10, 2020

VIA EDGAR

DeCarlo McLaren
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam Emerging Markets Equity Fund (the “Fund”), a series of Putnam Funds Trust
(Investment Company Act File No. 811-07513)—Registration Statement on Form N-14

Dear Mr. McLaren:

Enclosed for filing on behalf of the Fund is a registration statement on Form N-14 (the “Registration Statement”).

The Registration Statement relates to the merger of Putnam International Growth Fund into the Fund.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective on February 10, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

I may be reached at 1-617-760-2577 to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan
Venice Monagan

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments